Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Summary of Maximum Exposure to Credit Risk

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was:

	As at March 31
Particulars	2022	2023
Trade and other receivables	39,623	75,026
Receivable from related party	53	49
Term deposits	264,185	202,674
Cash and cash equivalents (except cash in hand)	213,259	283,938
Total	517,120	561,687

The cash and cash equivalents and term deposits are mainly held with banks, which are rated F1+, F1, A+, AA-, A-, BBB+ BBB-, BB+, BB-, based on rating agency Fitch ratings. The Group considers that its cash and cash equivalents and term deposits have low credit risk based on the external credit ratings of the counterparties.

The maximum exposure to credit risk for trade and other receivables at the reporting date by type of counterparty was:

	As at March 31
Particulars	2022	2023
Airlines	10,081	18,617
Retail customers	307	1,301
Corporate customers	14,905	35,079
Deposit with hotels and others	6,516	8,260
Others	7,814	11,769
Total	39,623	75,026

Summary of Age of Trade and Other Receivables, Term Deposits and Security Deposits

The age of trade and other receivables at the reporting date was:

	As at March 31
	2022		2023
Particulars	Gross	Impairment	Gross	Impairment
Not past due	19,827	—	39,796	—
Past due 0-30 days	11,407	—	18,417	—
Past due 30-120 days	5,564	—	12,446	—
More than 120 days	5,637	2,812	6,981	2,614
Total	42,435	2,812	77,640	2,614

Summary of Movement in Allowance for Doubtful Debts in Respect of Trade and Other Receivables

The movement in the allowance for impairment in respect of trade and other receivables during the year was as follows:

	For the year ended March 31
Particulars	2022	2023
Balance at the beginning of the year	2,481	2,812
Allowance for impairment	904	349
Reversal of allowance for impairment	—	(165)
Amounts written off against the allowance	(493)	(195)
Effects of movement in exchange rate	(80)	(187)
Balance at the end of the year	2,812	2,614

Summary of Contractual Maturities of Financial Liabilities, Including Estimated Interest Payments and Excluding Impact of Netting Agreements

The following are the contractual maturities of financial liabilities, including estimated interest payments and excluding the impact of netting agreements:

As at March 31, 2022

Non-derivative financial liabilities (including hybrid financial liabilities)	Carrying amount	Contractual cash flows*	6 months or less	6 -12 months	1 -2 years	2 -5 years	More than 5 years
Convertible notes	201,240	(230,000)	—	—	(230,000)	—	—
Lease liabilities	13,952	(18,847)	(1,953)	(1,706)	(3,058)	(8,269)	(3,861)
Secured bank loans	1,392	(1,590)	(278)	(249)	(444)	(619)	—
Trade and other payables	62,827	(62,827)	(62,827)	—	—	—	—
Other liabilities (related to business combinations)	10,075	(11,025)	(5,513)	—	(5,512)	—	—
Other liabilities (related to Hotel Travel Group)	13,000	(13,000)	(4,360)	(4,320)	(4,320)	—	—
Refund due to customers	35,970	(35,970)	(35,970)	—	—	—	—
Total	338,456	(373,259)	(110,901)	(6,275)	(243,334)	(8,888)	(3,861)

Notes: * Represents undiscounted cash flows of interest and principal

As at March 31, 2023

Non-derivative financial liabilities (including hybrid financial liabilities)	Carrying amount	Contractual cash flows*	6 months or less	6 -12 months	1 -2 years	2 -5 years	More than 5 years
Convertible notes	216,118	(230,000)	—	(230,000)	—	—	—
Lease liabilities	16,379	(21,549)	(2,342)	(2,046)	(4,272)	(11,124)	(1,765)
Secured bank loans	2,667	(3,077)	(485)	(462)	(850)	(1,279)	(1)
Trade and other payables	89,780	(89,780)	(89,780)	—	—	—	—
Other liabilities (related to business combinations)	9,368	(10,479)	(5,071)	—	—	(5,408)	—
Other liabilities (related to Hotel Travel Group)	4,320	(4,320)	(4,320)	—	—	—	—
Refund due to customers	34,025	(34,025)	(34,025)	—	—	—	—
Total	372,657	(393,230)	(136,023)	(232,508)	(5,122)	(17,811)	(1,766)

Notes: * Represents undiscounted cash flows of interest and principal

The balanced view of liquidity and financial indebtedness (excluding lease liabilities) is stated in the table below:

	As at March 31
Particulars	2022	2023
Cash and cash equivalents	213,283	284,018
Term deposits	264,185	202,674
Loans and borrowings	(202,632)	(218,785)
Net cash position	274,836	267,907

Summary of Currency Risk

Between USD and INR

	As at March 31
Particulars	2022	2023
Trade and other receivables	1,288	3,411
Trade and other payables	(277,577)	(212,192)
Cash and cash equivalents	—	*
Net exposure	(276,289)	(208,781)

* less than 1

Between AED and INR

	As at March 31
Particulars	2022	2023
Trade and other receivables	10,485	32,370
Trade and other payables	(656)	(664)
Loans and borrowings	(92,243)	(86,538)
Cash and cash equivalents	—	14
Net exposure	(82,414)	(54,818)

The following significant exchange rates applied during the year:

	Average exchange rate per unit		Reporting date rate per unit
	Financial Year		As at March 31
	2021-22	2022-23	2022	2023
INR to USD	0.0134	0.0125	0.0132	0.0122
INR to AED	0.0493	0.0458	0.0482	0.0447

Sensitivity Analysis of Exchange Rate

	For the year ended March 31
Particulars	2022	2023
10% strengthening of USD against INR	(25,117)	(20,878)
10% strengthening of AED against INR	(7,492)	(4,983)

Summary of Fair Values of Financial Assets and Liabilities, together with Carrying Amounts

The fair values of financial assets and liabilities, together with the carrying amounts shown in the statement of financial position, are as follows:

	As at March 31, 2022		As at March 31, 2023
	Carrying amount	Fair value	Carrying amount	Fair value

Financial assets measured at fair value
Other investments - equity securities (FVOCI)	452	452	452	452
Other investments - equity securities (FVTPL)	3,412	3,412	591	591
Other investments - other securities (FVTPL)	68	68	149	149
	3,932	3,932	1,192	1,192

Financial assets not measured at fair value (amortised cost)
Trade and other receivables	39,623	39,623	75,026	75,026
Term deposits	264,185	264,185	202,674	202,674
Cash and cash equivalents	213,283	213,283	284,018	284,018
Receivable from related party	53	53	49	49
Other investments - other securities	99	99	76	76
	517,243	517,243	561,843	561,843

Financial liabilities measured at fair value
Other liabilities (related to business combination)	10,075	10,075	9,368	9,368
	10,075	10,075	9,368	9,368

Financial liabilities not measured at fair value (amortised cost)
Secured bank loans	1,392	1,392	2,667	2,667
Trade and other payables	62,827	62,827	89,780	89,780
Refund due to customers	35,970	35,970	34,025	34,025
Other liabilities (related to Hotel Travel Group)	13,000	13,000	4,320	4,320
Convertible notes	201,240	198,009	216,118	212,189
	314,429	311,198	346,910	342,981

Summary of Financial Instruments Carried at Fair Value

	As at March 31, 2022
Particulars	Level 1	Level 2	Level 3	Total

Other investments - equity securities (FVOCI)	—	—	452	452
Other investments - equity securities (FVTPL)	—	—	3,412	3,412
Other investments - other securities (FVTPL)	68	—	—	68
Total Assets	68	—	3,864	3,932
Other liabilities (related to business combination)	—	—	10,075	10,075
Total Liabilities	—	—	10,075	10,075

	As at March 31, 2023
Particulars	Level 1	Level 2	Level 3	Total

Other investments - equity securities (FVOCI)	—	—	452	452
Other investments - equity securities (FVTPL)	—	—	591	591
Other investments - other securities (FVTPL)	149	—	—	149
Total Assets	149	—	1,043	1,192
Other liabilities (related to business combination)	—	—	9,368	9,368
Total Liabilities	—	—	9,368	9,368

Summary of Reconciliation Fair Value Measurements in Level 3 of Fair Value Hierarchy

There were no transfers between Level 1, Level 2 and Level 3 during the year.

The following tables shows a reconciliation from the beginning balances to the ending balances for fair value measurement in Level 3 of the fair value hierarchy:

	As at March 31, 2022
Particulars	Other liabilities (related to business combinations)	Other investments (equity securities-FVOCI)	Other investments (equity securities - FVTPL)

Opening balances	14,875	5,409	—
Acquired during the year (refer note 8 (a))	—	—	3,412
Total gains and losses recognized in:
—profit or loss	1,181	—	—
—other comprehensive income (loss)
-net change in fair value	—	33,543	—
-effect of movements in foreign exchange rates	(368)	—	—
Payment during the period (refer note 7 (a))	(5,613)	—	—
Proceeds from sale of investment (refer note 9)	—	(38,500)	—
Closing balances	10,075	452	3,412

	As at March 31, 2023
Particulars	Other liabilities (related to business combinations)	Other investments (equity securities-FVOCI)	Other investments (equity securities - FVTPL)

Opening balances	10,075	452	3,412
Acquired in business combinations (refer note 7 (c))	4,411	—	—
Total gains and losses recognized in:
—profit or loss	673	—	(2,821)
—other comprehensive income (loss)
-effect of movements in foreign exchange rates	(858)	—	—
-equity	102	—	—
Payment during the period (refer note 7 (a))	(5,035)	—	—
Closing balances	9,368	452	591

Summary of Financial Instruments Measured at Fair Value

Financial Instruments measured at fair value:

Type	Valuation technique	Significant unobservable inputs	Inter- relationship between significant unobservable inputs and fair value measurement
Other investments - equity securities (FVTPL)	Market comparison technique: The valuation model is based on market multiple derived from quoted prices of companies comparable to the investee.	Net revenue multiple: 3.7 - 4.8	The estimated fair value would increase (decrease) if: – the net revenue multiple was higher (lower)
Other liabilities (related to business combinations) - Q2T	Discounted cash flows: The valuation model considers the present value of the expected future payments, discounted using a risk-adjusted discount rate.	Expected cash flows: USD 5,071 (March 31, 2022: USD 11,025) Risk-adjusted discount rate: 10.2% (March 31, 2022: 10.2%)	The estimated fair value would increase (decrease) if: – the expected cash flows were higher (lower); – the risk-adjusted discount rate were lower (higher).
Other liabilities (related to business combinations) - Simplotel

Monte Carlo Simulation (MCS): The valuation model incorporates assumptions as to volatility, risk free interest rate, discount rate, revenue and earnings before interest, tax, depreciation and amortisation (EBITDA)

Volatility: 25.3% -58.5% Risk free interest rate: 7.25% Discount rate: 19.7% Revenue for 12 months ended September 30, 2025 - USD 5,442 EBITDA (loss) for 12 months ended September 30, 2025 - USD (48)

The estimated fair value would increase (decrease) if:
– the volatility were higher (lower)
– the risk free interest rate were lower (higher)
– the discount rate was lower (higher)
– the revenue were higher (lower)
– the EBITDA were higher (lower)

Summary of Financial Instruments Not Measured at Fair Value	inancial Instruments not measured at fair value:

Type	Valuation technique	Significant unobservable inputs
Other financial assets and liabilities*	Discounted cash flows	Not applicable

Notes: * Other financial assets include trade and other receivables, term deposits, cash and cash equivalents, receivable from related party and other investments-other securities. Other financial liabilities include secured bank loans, trade and other payables, refund due to customers, convertible notes, other liabilities (related to Hotel Travel Group) and lease liabilities.

Summary of Sensitivity Analysis for Other Investments

For the fair values of other investments - equity securities (FVTPL), reasonably possible changes of 100 basis points at the reporting date to the significant unobservable input, holding other inputs constant, would have the following effects:

	For the year ended March 31, 2023
	Profit or loss
	Increase	Decrease
Net revenue multiple	4	(4)

Summary of Other Liabilities Related to Business Combination

For the fair values of other liabilities (related to business combinations), reasonably possible changes of 100 basis points at the reporting date to one of the significant unobservable inputs, holding other inputs constant, would have the following effects:

	For the year ended March 31, 2022		For the year ended March 31, 2023
	Profit or loss		Profit or loss
	Increase	Decrease	Increase	Decrease

Risk adjusted discount rate	77	(79)	17	(18)

For the fair values of other liabilities (related to business combinations), reasonably possible changes in significant unobservable inputs at the reporting date, holding other inputs constant, would have the following effects:

	For the year ended March 31, 2023
	Equity
	Increase	Decrease
Volatility (1% Movement)	20	(22)
Risk free interest rate (1% Movement)	(17)	16
Discount rate (0.5% Movement)	39	(40)
Revenue for 12 months ended September 30, 2025 (1% Movement)	(38)	38